May 3, 2006

VIA EDGAR

The United States Securities
And Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject:                  Nationwide Provident VLI Separate Account A
Nationwide Life and Annuity Company of America
SEC File No. 333-98631
CIK No. 0000926998

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”) and on behalf of the Nationwide Provident VLI Separate Account A (the “Variable Account”) and Nationwide Life and Annuity Company of America, we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 4 to the Registration Statement for the Company and the Variable Account which became effective May 1, 2006.

Please contact the undersigned at (614) 249-0293 with any questions regarding this filing.

Sincerely,

/s/ PAIGE L. RYAN
Paige L. Ryan
Assistant General Counsel
Nationwide Life and Annuity Company of America

cc: file